1933 Act File No. 33-54445
                                                      1940 Act File No. 811-7193


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                       ------

      Pre-Effective Amendment No.        ..............................
                                   ------                              ------

      Post-Effective Amendment No.  25 .................................  X
                                   ----                                ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.  26 ..............................................    X
                    ----                                               ------

                          FEDERATED INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b)
__ on ___________________pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i)
75 days after filing pursuant to paragraph (a)(ii) on ___________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC 20037



PART C.   OTHER INFORMATION.

Item 23.          Exhibits:
                  --------

(a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (2)

(ii) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (10)

(iii) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (7)

(iv) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (8)

(v) Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (10)

(vi) Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant; (11)

(vii) Conformed copy of Amendment No. 8 to the Declaration of Trust of the Registrant; (12)

(viii) Conformed copy of Amendment No. 9 to the Declaration of Trust of the Registrant; (17)

(b)  (i) Copy of By-Laws of the Registrant; (2)

(ii) Copy of Amendment Nos. 1-4 of the By-Laws of the Registrant; (7)

(iii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)

(iv) Copy of Amendment No. 6 to the By-Laws of the Registrant; (13)

(v)  Copy of Amendment No. 7 to the By-Laws of the Registrant; (15)

(c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)

(d) (i) Conformed copy of Investment Advisory Contract of the Registrant (including Exhibit A) of the Registrant; (3)

(ii) Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (9)

(iii) Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (10 ) (iv) Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (16)

(e) (i) Conformed copy of Distributor's Contract of the Registrant (including Exhibit A) of the Registrant; (3)

(ii) Conformed  copy  of  Exhibit  B  to  the  Distributor's   Contract  of  the
     Registrant: (6)

(iii) Conformed  copy  of  Amendment  to  the  Distributor's   Contract  of  the
     Registrant; (9)

(iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

(vi) Conformed copy of Exhibit C and Exhibit D to the Distributor's Contract of the Registrant; (12)

(vii) Amendment to the  Distributor's  Contact of the
     Registrant;  (13)

(viii) Conformed copy of Exhibits E and F to the Distributor's Contract of the Registrant (16)

(f)  Not applicable;

(g)  (i) Conformed copy of Custodian Contract of the Registrant; (3)

(ii) Conformed copy of Custodian Fee Schedule; (5) (iii) Conformed copy of Amendment to the Custodian Contract of the Registrant; (10)

(h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (7)

(ii) Conformed copy of Amendment to the Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (9)

(iii) The responses described in Item 23(e)(iv) are hereby incorporated by reference.

(iv) The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N- 1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

(v) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (Files Nos. 33-29838 and 811-5843);

(vi) The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

(vii) The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309)

(viii) The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843)

(ix) Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement; (17)

(x) Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement; (17)

(xi) Copy of Exhibit A, revised 6/1/05, to the Transfer Agency Agreement between the Federated Funds and State Street Bank and Trust Company; (17)

(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)

(j) Conformed copy of Consent of Independent Registered Public Accounting Firm; (+)

(k)  Not applicable;

(l)  Conformed copy of Initial Capital Understanding; (2)

(m) (i) Conformed copy of Distribution Plan (including Exhibits A and B) of the Registrant; (14)

(ii) The responses described in Item 23(e)(iv) are hereby incorporated by reference.

(iii) Conformed copy of Exhibit C to the  Distribution  Plan of the  Registrant;
     (17)

(n)  Copy of the Multiple  Class Plan and attached  Exhibits of the  Registrant;
     (17)

(o)  (i) Conformed copy of Power of Attorney of the Registrant; (8)

(ii) Conformed copy of Power of Attorney of Trustees of the Registrant;(9)

(iii) Conformed copy of the Power of Attorney of the Chief Investment of Officer the Registrant; (9)

(p) The Registrant hereby incorporates the copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950).

(i) The Registrant hereby incorporates the copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).


+ Exhibits are filed electronically.
--------------------------------------------------------------------------------

2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-54445 and 811-7193).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed January 2, 2003. (File Nos. 33-54445 and 811-7193).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed September 30, 2003. (File Nos. 33-54445 and 811-7193).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed October 31, 2003. (File Nos. 33-54445 and 811-7193).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 29, 2004. (File Nos. 33-54445 and 811-7193).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed December 29, 2004. (File Nos. 33-54445 and 811-7193).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 15, 2005. (File Nos. 33-54445 and 811-7193).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 2005. (File Nos. 33-54445 and 811-7193).


Item 24.          Persons Controlled by or Under Common Control with the Fund:
                  -----------------------------------------------------------

                  None

Item 25.          Indemnification:(2)


Item 26.    Business   and   Other    Connections    of   Investment    Adviser:
     ----------------------------------------------------  For a description  of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                  Keith M. Schappert
Vice Chairman:                                William D. Dawson, III
Senior Vice Presidents:                       J. Scott Albrecht
                                              Joseph M. Balestrino
                                              Jonathan C. Conley
                                              Deborah A. Cunningham
                                              Mark E. Durbiano
                                              Donald T. Ellenberger

                                              Susan R. Hill
                                              Robert M. Kowit
                                              Jeffrey A. Kozemchak
                                              Mary Jo Ochson
                                              Robert J. Ostrowski
                                              Richard Tito

Vice Presidents:  Todd A. Abraham
                                              Randall S. Bauer
                                              Nancy J.Belz
                                              G. Andrew Bonnewell
                                              Lee R. Cunningham, II
                                              B. Anthony Delserone,Jr.
                                              Eamonn G. Folan
                                              Richard J. Gallo
                                              John T. Gentry
                                              Patricia L. Heagy
                                              William R. Jamison
                                              Nathan H. Kehm
                                              John C. Kerber
                                              J. Andrew Kirschler
                                              Marian R. Marinack
                                              Kevin McCloskey
                                              Natalie F. Metz
                                              Thomas J. Mitchell
                                              Joseph M. Natoli
                                              Mary Kay Pavuk
                                              Jeffrey A. Petro
                                              Ihab L. Salib
                                              Roberto Sanchez-Dahl, Sr.
                                              John Sidawi
                                              Michael W. Sirianni, Jr.
                                              Christopher Smith
                                              Timothy G. Trebilcock
                                              Paolo H. Valle
                                              Stephen J. Wagner
                                              Paige M. Wilhelm
                                              George B. Wright
Assistant Vice Presidents:                    Lori Andrews
                                              Hanan Callas
                                              Jerome Conner
                                              James R. Crea, Jr.
                                              Karol M. Crummie
                                              Richard Cumberledge
                                              Kathyrn P. Glass
                                              James Grant
                                              Tracey L. Lusk
                                              Ann Manley
                                              Karl Mocharko
                                              Gene Neavin
                                              Bob Nolte
                                              Liam O'Connell
                                              Rae Ann Rice
                                              Brian Ruffner
                                              Kyle D. Stewart
                                              Mary Ellen Tesla
                                              Nichlas S. Tripodes
                                              Mark Weiss

Secretary:                                    G. Andrew Bonnewell
Treasurer:                                    Thomas R. Donahue
Assistant Treasurer:                          Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.          Principal Underwriters:

                  (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                           Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

             (b)

              (1)                                (2)                  (3)
Positions and Offices                                      Positions and Offices
  With Distributor                              Name             With Registrant
---------------------                    --------------------     --------------

Chairman:                                Richard B. Fisher        Vice President

President-Institutional
Sales and Director:                      John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:                  Thomas R. Donahue

President-Broker/Dealer
And Director:                            James F. Getz

Vice President, Assistant
Secretary and Director:                  Peter J. Germain

Treasurer and Director:                  Denis McAuley III

Senior Vice Presidents:                  Mark W. Bloss
                                         Richard W. Boyd
                                         Laura M. Deger
                                         Peter W. Eisenbrandt
                                         Theodore Fadool, Jr.
                                         Christopher Fives
                                         James S. Hamilton
                                         James M. Heaton
                                         Harry J. Kennedy
                                         Anne H. Kruczek
                                         Amy Michaliszyn
                                         Keith Nixon
                                         Solon A. Person, IV
                                         Colin B. Starks
                                         Thomas E. Territ
                                         Robert F. Tousignant
                                         Paul Uhlman

Vice Presidents:                         Irving Anderson
                                         Dan Berry
                                         John B. Bohnet
                                         Edward R. Bozek
                                         Jane E. Broeren-Lambesis
                                         Bryan Burke
                                         Craig Burness
                                         David J. Callahan
                                         Mark Carroll
                                         Dan Casey
                                         Scott Charlton
                                         Steven R. Cohen
                                         Mary J. Combs
                                         James Conely
                                         Kevin J. Crenny
                                         G. Michael Cullen
                                         Beth C. Dell
                                         Ron Dorman
                                         Donald C. Edwards
                                         Lee England

                                         Timothy Franklin
                                         Jamie Getz
                                         Scott Gundersen
                                         Dayna C. Haferkamp
                                         Raymond J. Hanley
                                         Vincent L. Harper, Jr.
                                         Bruce E. Hastings
                                         Christopher L. Johnston
                                         Stephen Kittel
                                         Michael W. Koenig
                                         Ed Koontz
                                         Theodore J. Kravits, Jr.
                                         Christopher A. Layton
                                         Michael H. Liss
                                         Michael R. Manning
                                         Michael Marcin
                                         Martin J. McCaffrey
                                         Mary A. McCaffrey
                                         Richard C. Mihm
                                         Chris Milliken
                                         Vincent T. Morrow
                                         Doris T. Muller
                                         Alec H. Neilly
                                         Rebecca Nelson
                                         James E. Ostrowski
                                         Mark Patsy
                                         Thomas A. Peter III
                                         Robert F. Phillips
                                         Chris Randal
                                         Josh Rasmussen
                                         Richard A. Recker
                                         Christopher Renwick
                                         Diane M. Robinson
                                         Brian S. Ronayne
                                         Timothy A. Rosewicz
                                         Thomas S. Schinabeck
                                         Edward J. Segura
                                         Peter Siconolfi
                                         Edward L. Smith
                                         John A. Staley
                                         Jeffrey A. Stewart
                                         Mark Strubel
                                         Kevin Stutz
                                         William C. Tustin
                                         Michael Vahl
                                         G. Walter Whalen
                                         Stephen White
                                         Jeff Wick
                                         Patrick M. Wiethorn
                                         Lewis Williams
                                         Edward J. Wojnarowski
                                         Michael P. Wolff

Assistant Vice Presidents:               Lisa A. Toma
                                         Robert W. Bauman
                                         Charles L. Davis, Jr.
                                         Brian F. Palusa
                                         William Rose

Secretary:                               C. Todd Gibson

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

              (c) Not applicable

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Institutional Trust           Reed Smith LLP
("Registrant")                          Investment Management Group (IMG)
                                        Federated Investors Tower
                                        12th Floor
                                        1001 Liberty Avenue
                                        Pittsburgh, PA 15222-3779
                                        (Notices should be sent to the Agent
                                        for Service at the above address)

                                        Federated Investors Funds
                                        5800 Corporate Drive
                                        Pittsburgh, PA 15237-7000

State Street Bank and Trust Company     P.O. Box 8600
("Custodian, Transfer Agent and         Boston, MA 02266-8600
Dividend Disbursing Agent")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       1001 Liberty Avenue
                                        Pittsburgh, PA 15222-3779

Federated Investment Management         Federated Investors Tower
Company ("Adviser")                     1001 Liberty Avenue
                                        Pittsburgh, PA 15222-3779


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:
                  ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of September, 2005.

                          FEDERATED INSTITUTIONAL TRUST

                           BY: /s/ Stephen A. Keen
                           Stephen A. Keen, Assistant Secretary
                           September 29, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                      TITLE                             DATE
By:   /s/ Stephen A. Keen          Attorney In Fact           September 29, 2005
          Stephen A. Keen          for the Persons
          ASSISTANT SECRETARY      Listed Below

NAME                                    TITLE
John F. Donahue*                        Chairman and Trustee
J. Christopher Donahue*                 President and Trustee
                                        (Principal Executive
                                        Officer)
Richard J. Thomas*                      Treasurer
                                        (Principal Financial Officer)
Thomas G. Bigley*                       Trustee
John T. Conroy, Jr.*                    Trustee
Nicholas P. Constantakis*               Trustee
John F. Cunningham*                     Trustee
Lawrence D. Ellis, M.D.*                Trustee
Peter E. Madden*                        Trustee
Charles F. Mansfield, Jr.*              Trustee
John E. Murray, Jr., J.D., S.J.D.*      Trustee
Marjorie P. Smuts*                      Trustee
John S. Walsh*                          Trustee

* By Power of Attorney